Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of redeemable noncontrolling interest
If the minority put arrangements were all exercised at December 31, 2017, Laureate would be obligated to pay the noncontrolling interest holders an estimated amount of $11,435, as summarized in the following table:

	Nominal Currency	First Exercisable Date	Estimated Value as of December 31, 2017 redeemable within 12-months:	Reported Value
Noncontrolling interest holder put arrangements
INTI Education Holdings Sdn Bhd (Inti Holdings) - 10.10%	MYR	Current	$9,436	$9,436
Pearl Retail Solutions Private Limited (Pearl) - 10%	INR	Current	1,938	1,938
Stamford International University (STIU) - Puttable preferred stock of TEDCO	THB	Current	61	61
Total noncontrolling interest holder put arrangements			11,435	11,435
Puttable common stock - not currently redeemable	USD	*	—	2,286
Total redeemable noncontrolling interests and equity			$11,435	$13,721
* Contingently redeemable

MYR: Malaysian Ringgit
INR: Indian Rupee
THB: Thai Baht